Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 307,017	Royalties	United States of America	snj:US-UT	State of Utah, Utah Trust Lands Administration	Tony M
#: 2
	122,485	Fees	United States of America			Tony M
#: 3
	429,502		United States of America			Tony M
#: 4
	6,327	Royalties	United States of America	snj:US-UT	State of Utah, Utah Trust Lands Administration	Sage Plain
#: 5
	45,926	Fees	United States of America			Sage Plain
#: 6
	52,253		United States of America			Sage Plain
#: 7
	10,395	Royalties	United States of America	snj:US-UT	State of Utah, Utah Trust Lands Administration	Daneros
#: 8
	85,583	Fees	United States of America			Daneros
#: 9
	95,978		United States of America			Daneros
#: 10
	7,344	Fees	United States of America			RIM
#: 11
	99,717	Fees	United States of America			isou:ProjectHenryMountainsMember
#: 12
	313,534	Fees	Canada	snj:CA-SK	Ya'Thi Nene Lands & Resources, Athabasca Community Trust STF	isou:SaskatchewanExplorationProjectsMember
#: 13
	134,266	Fees	Australia	snj:AU-QLD	Queensland Government, Department of Natural Resources and Mines, Manufacturing, and Regional and Rural Development	isou:ProjectBenLomondMember
#: 14
	132,346	Taxes	Australia	snj:AU-QLD	Queensland Government, Queensland Revenue Office	isou:QueenslandExplorationProjectsMember
#: 15
	351,938	Fees	United States of America		U.S. Federal Government, U.S. Department of the Interior - Bureau of Land Management
#: 16
	$ 9,117	Fees	United States of America	snj:US-UT	State of Utah, Utah Trust Lands Administration